LIABILITIES IN RESPECT OF GOVERNMENT GRANTS	6 Months Ended
Jun. 30, 2021
Disclosure Of Liabilities In Respect Of Government Grants [Abstract]
LIABILITIES IN RESPECT OF GOVERNMENT GRANTS
NOTE 5: -     LIABILITIES IN RESPECT OF GOVERNMENT GRANTS

	June 30, 2021	December 31, 2020
	Unaudited	Audited

Balance at January 1,	$3,766	$3,362
Grants received	380	320
Royalties paid	(20)	(22)
Amounts recorded in profit or loss	(16)	106
	$4,110	$3,766

The Company received research and development grants from the Israel Innovation Authority (“IIA”) and undertook to pay royalties of 3% of revenues derived from research and development projects that were financed by the IIA, of up to 100% of the grants received. As of June 30, 2021, the Company received grants amounting to $8,178 (including accrued interest), of which $3,514 were repaid to date.